Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
24.	Leases
Company as a lessee

(1)	Lease contracts
The Company applies the short-term leases recognition exemption to its lease contracts that have a lease term of 12 months or less from the commencement date, and recognized ￦152,644 million and ￦195,791 million respectively, as expense for the years ended December 31, 2024 and 2025. The Company also applies the leases of low-value assets recognition exemption to leases contracts with underlying assets considered to be low value (i.e., approximately less than ￦5 million), and recognized ￦3,121 million and ￦4,008 million respectively, as expense for the years ended December 31, 2024 and 2025. The Company has lease contracts for various items such as consecutive voyage charter contracts, power purchase agreements (PPA), real estate lease contracts including buildings, switchyard, and land for electric substation, vehicles, and other equipment.

(2)	Right-of-use assets as of December 31, 2024 and 2025 are as follows:

		2024
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	1,017,114	(339,512)	677,602
Buildings		214,258	(108,417)	105,841
Structures		52,983	(12,124)	40,859
Machinery		54,654	(27,594)	27,060
Ships		3,946,265	(2,015,172)	1,931,093
Vehicles		59,402	(38,482)	20,920
Others (*)		686,400	(443,379)	243,021

	￦	6,031,076	(2,984,680)	3,046,396

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

		2025
		Acquisition Cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	1,025,978	(401,002)	624,976
Buildings		220,277	(126,636)	93,641
Structures		54,310	(15,125)	39,185
Machinery		56,211	(33,535)	22,676
Ships		3,630,728	(2,066,439)	1,564,289
Vehicles		72,416	(47,670)	24,746
Others (*)		381,469	(119,045)	262,424

	￦	5,441,389	(2,809,452))	2,631,937

(*)	During the year ended December 31, 2025, the power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd., an LNG combined-cycle power project operator, was terminated.

(3)	Changes in right-of-use assets for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	655,860	12,369	(65,245)	(117)	74,735	677,602
Buildings		90,573	61,397	(48,371)	(399)	2,641	105,841
Structures		37,356	4,115	(4,595)	—	3,983	40,859
Machinery		5,943	26,200	(7,083)	—	2,000	27,060
Ships		2,313,305	—	(363,032)	(1,656)	(17,524)	1,931,093
Vehicles		25,491	11,042	(14,167)	(77)	(1,369)	20,920
Others		235,215	17,372	(36,502)	(3)	26,939	243,021

	￦	3,363,743	132,495	(538,995)	(2,252)	91,405	3,046,396

		2025
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	677,602	9,402	(59,793)	(2,035)	(200)	624,976
Buildings		105,841	25,783	(41,921)	(2,282)	6,220	93,641
Structures		40,859	1,889	(8,433)	(96)	4,966	39,185
Machinery		27,060	1,364	(6,515)	(19)	786	22,676
Ships		1,931,093	9,688	(316,823)	—	(59,669)	1,564,289
Vehicles		20,920	21,280	(15,498)	(1,444)	(512)	24,746
Others		243,021	31,024	(28,680)	—	17,059	262,424

	￦	3,046,396	100,430	(477,663)	(5,876)	(31,350)	2,631,937

(4)	Lease liabilities as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Less than 1 year	￦	632,878	526,324
1 ~ 5 years		1,817,340	1,614,003
More than 5 years		1,670,416	1,407,310

		4,120,634	3,547,637
Less: Discount		(421,178)	(396,757)

Present value of lease payment	￦	3,699,456	3,150,880

(5)	The details of the liquidity classification of lease liabilities as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Current lease liabilities	￦	603,492	510,105
Non-current lease liabilities		3,095,964	2,640,775

	￦	3,699,456	3,150,880

(6)	Changes in lease liabilities for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Increase	Decrease	Interest expenses	Others (*)	Ending balance
		In millions of won
Lease liabilities	￦	3,807,880	119,161	(695,466)	82,638	385,243	3,699,456

(*)	Others include the translation effect of foreign currency lease liabilities and others.

		2025
		Beginning balance	Increase	Decrease	Interest expenses	Others (*)	Ending balance
		In millions of won
Lease liabilities	￦	3,699,456	90,362	(626,586)	76,935	(89,287)	3,150,880

(*)	Others include the translation effect of foreign currency lease liabilities and others.

(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Depreciation of right-of-use assets	￦	538,995	477,663
Interest expenses of lease liabilities		82,638	76,935
Leases expenses for short-term leases		152,644	195,791
Leases expenses for leases of low-value assets		3,121	4,008
Variable lease payments		12,420	5,169

	￦	789,818	759,566

(8)
The total cash outflow related to the lease contracts, including cash outflows due to short-term leases and leases of low-value assets, amounts to
￦
863,651 million and
￦
831,553 million, for the years ended December 31, 2024 and 2025, respectively.

Company as a lessor

(1)	Finance lease contracts
The Company entered into power purchase agreements (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana gas combined power plant over a 25-year lease term, and an 89.1MW level Fujeij wind power plant over a 20-year lease term. In addition, the Company provides 1
1
 energy storage system installation projects and 2
95
 energy efficiency contracts as finance leases with a lease term of 3 to 11 years. Also, the Company entered into a PPA with the Commission Federal de Electricidad in Mexico to provide for
 25 years (from December 2013 to November 2038) all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)	Profit and loss related to finance lease for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Finance income on the net investment in the lease	￦	120,770	118,903

(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Less than 1 year	￦	213,300	217,872
1 ~ 2 years		217,747	206,023
2 ~ 3 years		204,867	194,195
3 ~ 4 years		193,379	184,626
4 ~ 5 years		184,436	187,851
More than 5 years		1,420,807	1,218,793

		2,434,536	2,209,360
Less: unearned finance income		(1,078,138)	(932,072)

Net investment in the lease (*)	￦	1,356,398	1,277,288

(*)	Including the present value of unguaranteed residual value amounting to ￦31,857 million and ￦34,047 million, as of December 31, 2024 and 2025, respectively.
The implicit interest rate for a lease term is determined on the lease contract date. The implicit interest rate of the finance lease contracts is from 0.00% up to 17.37% per year as of December 31, 2025. (prior year : 0.00% ~ 17.15%)

(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Beginning balance	￦	5,256	5,255
Bad debt expense		—	1,977
Write-off		—	(230)
Reversal		(1)	—

Ending balance	￦	5,255	7,002